Share Capital - Options by exercise price (Details)	9 Months Ended
	Mar. 31, 2023 CAD ($) $ / shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding | $	4,420,000	10,170,000	13,750,784
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 9 months 10 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.67
Number Exercisable, Options Exercisable | $	4,420,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.67
0.75
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.75
Number of shares, options outstanding | $	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 month 2 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 0.75
Number Exercisable, Options Exercisable | $	200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 0.75
1.40
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.40
Number of shares, options outstanding | $	1,450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	5 months 4 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 1.40
Number Exercisable, Options Exercisable | $	1,450,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 1.40
3.39
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.39
Number of shares, options outstanding | $	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 9 months 21 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.39
Number Exercisable, Options Exercisable | $	1,200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.39
3.43
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.43
Number of shares, options outstanding | $	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 14 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.43
Number Exercisable, Options Exercisable | $	400,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 3.43
6.08
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.08
Number of shares, options outstanding | $	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 3 months 21 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.08
Number Exercisable, Options Exercisable | $	200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.08
6.31
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.31
Number of shares, options outstanding | $	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 11 months 4 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.31
Number Exercisable, Options Exercisable | $	200,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 6.31
7.55
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 7.55
Number of shares, options outstanding | $	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 10 months 17 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 7.55
Number Exercisable, Options Exercisable | $	500,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 7.55
8.25
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 8.25
Number of shares, options outstanding | $	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 11 months 15 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 8.25
Number Exercisable, Options Exercisable | $	170,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 8.25
9.40
IfrsStatementLineItems [Line Items]
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 9.40
Number of shares, options outstanding | $	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 10 days
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 9.40
Number Exercisable, Options Exercisable | $	100,000
Weighted Average Exercise Price, Options exercisable (in CAD per share)	$ 9.40